Accident and Health Claim Reserves	12 Months Ended
Dec. 31, 2013
Accident and Health Claim Reserves

(14) Accident and Health Claim Reserves

Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2013, are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.

Activity in the accident and health claim reserves is summarized as follows:

	2013	2012	2011
Balance at January 1, net of reinsurance recoverables of $221,718, $188,089, and $156,294, respectively	$107,410	91,813	78,904
Adjustment related to the reclassification of reserves from prior years	—	—	417
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	(70)	(272)	(216)
Incurred related to:
Current year	54,096	42,876	32,157
Prior years	5,359	8,119	5,752

Total incurred	59,455	50,995	37,909

Paid related to:
Current year	3,519	3,001	2,931
Prior years	35,871	32,125	22,270

Total paid	39,390	35,126	25,201

Balance at December 31, net of reinsurance recoverables of $259,829, $221,718, and $188,089, respectively	$127,405	107,410	91,813

Prior year incurred for 2013 reflects unfavorable claim development within the individual long-term care line of business, partially offset by favorable development within the group marketing line of business. The unfavorable development within long-term care is partially due to an update to claim continuance assumptions. Prior year incurreds for 2012 reflect unfavorable claim development in the Lloyd’s of London market (NALU) and the individual LTC line of business. Prior year incurreds for 2011 reflect unfavorable claim development primarily within the individual long-term care line of business.